UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
For the Six Months Ended
September 30, 2013

Table of Contents

Shareholder Letter	1
Sector Allocation	9
Expense Examples	11
Schedules of Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	39
Notes to Financial Statements	46
Additional Information	63

Hodges Mutual Funds

September, 2013

Dear Shareholder:

U.S. stocks experienced solid returns over the past six months ended September 30, 2013, despite continued concerns over the eventual end to quantitative easing, budget gridlock in Washington, turbulence in the Middle East, and global economic growth.  We are pleased to report that all five of the Hodges Mutual Fund strategies experienced positive returns during the first six months of their fiscal year.

Returns (Class R) as of 9/30/2013:

						Since
	6-months	1 Year*	3 Year*	5 Year*	10 Year*	Inception*
Hodges Fund (10/9/92)	20.66%	46.48%	18.06%	9.82%	9.91%	10.15%
S&P 500® Index	8.31%	19.34%	16.27%	10.02%	7.57%	9.20%
Hodges Small
Cap Fund (12/18/07)	14.91%	34.71%	24.11%	18.57%	N/A	12.04%
Russell 2000® Index	13.61%	30.06%	18.29%	11.15%		7.82%
Hodges Blue Chip
25 Fund (9/10/09)	12.37%	24.08%	14.80%	N/A	N/A	11.94%
Russell 1000® Index	8.83%	20.91%	16.64%			15.32%
Hodges Equity
Income Fund (9/10/09)	1.20%	11.81%	12.45%	N/A	N/A	12.71%
S&P 500® Index	8.31%	19.34%	16.27%			14.87%
Hodges Pure
Contrarian Fund (9/10/09)	16.11%	33.51%	13.33%	N/A	N/A	13.91%
S&P 500® Index	8.31%	19.34%	16.27%			14.87%

30 Day SEC Yield for the Hodges Equity Income: 2.28%
30 Day unsubsidized SEC Yield for the Hodges Equity Income: 2.08%

*Average Annualized

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0224, or visiting www.hodgesfund.com. The funds impose a 1.00% redemption fee on shares held for thirty days or less. Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Hodges Mutual Funds

				Equity	Pure
	Hodges	Small Cap	Blue Chip	Income	Contrarian
	Fund	Fund	25 Fund	Fund	Fund
Gross Expense Ratio	1.43%	1.39%	2.47%	1.68%	2.54%
Net Expense Ratio	N/A	1.41%**^	1.30%**	1.30%**	1.40%**

**
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses indefinitely, but at least through July 31, 2014.  The stated ratios are from the prospectus dated July 29, 2013 which may include Acquired Fund Fees and Expenses.

^	The net expense ratio is adjusted for recoupments of fees previously waived in prior fiscal years.

U.S. stocks remained in an uptrend over the past six months, which was a function of both improving corporate earnings and an expansion of the P/E (price-to-earnings) multiples that investors were willing to pay for stocks.  Although the average retail investor may remain skeptical regarding the market’s upward trend over the past nine months, higher P/E multiples for stocks have reflected an economy that is gradually gaining momentum, improvement in corporate profit margins, and positive flows into U.S. equities for the first time in five years.  The current 12-month forward P/E multiple for the S&P 500® Index is just over 15X, according to data published by FactSet.  While this P/E multiple is higher than the average of 13X for the past five years and 14X for the past ten years, there is never a normal or “right” P/E multiple for all market conditions.  P/E multiples depend on inflation, productivity, interest rates, and most importantly expected growth.  Comparing the forward earnings yield (inverse of P/E multiple) on the S&P 500® Index of 6.7% to the 10-year treasury yield of 2.6%, we see equity valuations as reasonable.  While the risk premium for stocks has narrowed from historically wide levels over the past several months, the potential reward for holding stocks still appears to outweigh the underlying downside risk.  However, we do not expect the next six months to be without its challenges.  Market jitters over the eventual curtailing of “quantitative easing or QE” and Federal budget uncertainty may result in market volatility in the coming months, which we would view as an opportunity to buy stocks.  Looking ahead, we still see the potential for continued improvement in many important facets of the U.S. economy such as housing, automotive, domestic energy growth, select pockets of consumer spending and domestic manufacturing.  It is our view that domestic equity markets remain attractive compared to the risk-adjusted returns on most other asset classes such as real estate, commodities, or bonds.

As for the equity strategies that we manage at Hodges Capital Management, little time is wasted trying to guess what politicians may or may not do over the short run.  Instead, we would emphasize to investors that, in our view, this is the

Hodges Mutual Funds

time to focus on well run businesses that control their own destiny, and are not dependent on the Federal Reserve or artificial stimulus but instead rely on ingenuity and well calculated business decisions.  In an environment where the macro picture seems overwhelming at times, it is important to remember that the long-term performance of stock prices is determined by the future earnings and cash flow of each underlying business.  Stock prices over the long run are not a function of news headlines or short-term economic conditions.  Ultimately, earnings power and prevailing interest rates are more important to future stock prices than political drama in Washington or monthly economic survey data. Our fundamental research efforts have led us to a few important observations.  First, domestic corporations are generally lean and have been generating respectable levels of profitability.  This is largely the result of U.S. companies being proactive in managing their individual businesses within the context of a tepid economic environment.  Such actions have included expense controls, productivity enhancements, and plant consolidations.  As a result, many businesses have found ways to generate more earnings with less top-line growth.  In addition, corporate balance sheets are generally in good shape, and many cash-rich corporations are better positioned to invest in capital projects, acquisitions, and share repurchases. At the same time, we see fewer analysts and investors undertaking the rigorous in-depth research that can uncover opportunities in individual stocks.  Such conditions provide an ideal environment for active portfolio managers to capitalize on unrecognized growth opportunities and mispriced stocks. While our investment thesis on an individual stock may change as the facts change, current market conditions are providing no shortage of stocks with good potential relative to their underlying risk.

Hodges Fund (HDPMX) -

The Hodges Fund’s six month return for the period ended September 30, 2013 was 20.66% compared to 8.31% for the S&P 500® Index.  We are pleased to report that the multi-cap strategy that is deployed in the Hodges Fund has redeemed its relative performance this year and the Fund is now ranked in the top 2% (6 out of 380), top 20% (68 out of 347), top 85% (259 out of 305) of its Lipper mid-cap growth peer group based on its one, three, and five-year total return, respectively. Looking ahead, we believe the core holdings in the Fund remain well-positioned which can help to further drive relative performance in the remainder of this year.

The Hodges Fund remains concentrated among investments where we have the highest conviction. The number of stocks held in the Fund at the end of

Hodges Mutual Funds

September remained unchanged at 38 positions.  Our long-time position in Texas Pacific Land Trust (TPL) continues to be the Fund’s largest position, followed by Delta Air Lines, Inc. (DAL), Cliffs Natural Resources, Inc. (CLF), The Boeing Co. (BA), Facebook, Inc. (FB), Matador Resources Co. (MTDR), Freeport-McMoran Copper & Gold, Inc. (FCX), Boston Scientific Corp. (BSX), Luby’s, Inc. (LUB), and Michael Kors Holdings Ltd. (KORS).

During the past six months, we continued to take profits in a few stocks, sold some underperformers, and increased the size of several positions that offer attractive upside potential relative to their downside risk. For example, the Hodges Fund harvested profits in Kansas City Southern (KS), Union Pacific Corp. (UNP), Starbucks Corp. (SBUX), and Rocky Mountain Chocolate Factory, Inc. (RMCF).  In addition, we cut our losses in Crocs, Inc. (CROX) and Linn Co., LLC (LNCO).  The Fund remains extremely tax efficient due in part to tax losses that have been carried forward to offset recent gains.  During the first half of the Fund’s fiscal year, we increased our positions in Michael Kors Holdings Ltd. (KORS) and Matador Resources Co. (MTDR).  We also entered into new positions in Jazz Pharmaceuticals PLC (JAZZ) and Jones Energy, Inc. (JONE).

Hodges Small Cap Fund (HDPSX) -

During the past six months, the Hodges Small Cap Fund experienced a gain of 14.91% versus a gain of 13.61% for the Russell 2000® Index.  The Hodges Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names that contributed to the Fund’s solid performance in the first half of the fiscal year.  The Fund has recently taken profits in several stocks that appeared fairly valued relative to their underlying fundamentals, and has established several new positions in stocks that we view as having an attractive risk/reward profile.  The top holdings in our Small Cap Fund at September 30th included Trinity Industries, Inc. (TRN), Matador Resources Co. (MTDR), U.S. Airways Group, Inc. (LCC), Pacira Pharmaceuticals, Inc. (PCRX), Cracker Barrel Old Country Store, Inc. (CBRL), Boulder Brands, Inc. (BDBD), Spirit Airlines, Inc. (SAVE), Shoe Carnival, Inc. (SCVL), KapStone Paper & Packaging Corp. (KS), and Pandora Media, Inc. (P).

While the nature of small cap investing can provide opportunities for active portfolio management in just about any type of market, we see the current environment as a “golden age” for active portfolio management.  This is due in part to the prolific growth in ETF’s over the past several years, which has created opportunities for active portfolio management.  As passive investing in

Hodges Mutual Funds

ETF’s can exaggerate the normal inefficacies by increasing the short-term correlations among small and mid-size stocks, bottom-up research can become more rewarding for those conducting the time-intensive effort to study the fundamentals of individual companies.  Moreover, we expect small-cap investing to require a greater degree of individual stock selection and are now focusing on a broader number of sectors within the small-cap universe that in many cases may be underfollowed by larger institutional investors.  In addition, we have found a number of secular growth opportunities among smaller companies.  In some cases, these opportunities reflect the greater ease for smaller companies to grow in a less than robust global economic environment.

Hodges Blue Chip 25 Fund (HDPBX) -

The Hodges Blue Chip 25 Fund experienced a return of 12.37% over the past six months compared to a 8.83% return for the Russell 1000® Index.  While relative performance for a concentrated portfolio to any benchmark is less significant over a short period of time, we believe the Fund’s concentrated portfolio of large-cap companies is currently well-positioned to potentially capitalize on improving business conditions across many higher quality stocks.

The top holdings in the Blue Chip 25 Fund at the end of September included The Boeing Co. (BA), Halliburton Co. (HAL), General Electric Co. (GE), Texas Pacific Land Trust (TPL), Estee Lauder Cos., Inc. (EL), Toyota Motor Corp. (TM), EOG Resources, Inc. (EOG), The Hershey Co. (HSY), Wal-Mart Stores, Inc. (WMT), and The Home Depot, Inc. (HD).  While the number of holdings in the Fund may range between 20-30 stocks, the Fund held a total of 20 stocks and was well-represented across a broad number of industry sectors.

Hodges Equity Income Fund (HDPEX) -

The Hodges Equity Income Fund experienced a gain of 1.20% over the past six months compared to a gain of 8.31% for the S&P 500® Index.  Underperformance relative to the S&P 500® Index reflected weakness among many high dividend paying stocks such as Real Estate Investment Trusts (REITs) in light of a rise in interest rate expectations.  The Fund’s yield, net of expenses, at quarter end of September was 2.65% compared to a 2.60% dividend yield on the S&P 500® Index.

The Hodges Equity Income Fund’s objective is both long-term capital appreciation and income through investments in dividend-paying stocks. With improved corporate profits supporting the ability of companies to pay out dividends, we are finding plenty of attractive dividend-paying stocks that offer

Hodges Mutual Funds

 upside potential in addition to dividend income. Top holdings in the Fund include Cracker Barrel Old Country Store, Inc. (CBRL), The Boeing Co. (BA), Taiwan Semiconductor Manufacturing Co. Ltd. (TSM), Procter & Gamble Co. (PG), Merck & Co., Inc. (MRK), Verizon Communications, Inc. (VZ), Johnson & Johnson (JNJ), General Electric Co. (GE), The Coca Cola Co. (KO), and Lockheed Martin Corp. (LMT).  The Equity Income portfolio had minimal turnover in the recent quarter and remained well diversified in companies that we believe can generate above average income and total returns.

Hodges Pure Contrarian Fund (HDPCX) -

The Hodges Pure Contrarian Fund experienced a gain of 16.11% over the past six months compared to a gain of 8.31% for the S&P 500® Index. The Pure Contrarian Fund’s objective is to generate long-term capital appreciation by investing in out-of-favor or unloved stocks.  Although timing a recovery in out-of-favor stocks can be tricky over short periods of time, we expect this strategy has the ability to be very rewarding over a long investment horizon.  We also expect this strategy to be less correlated with the broader market due to the general nature of contrarian investing.

The Pure Contrarian strategy requires careful stock selection and we are finding plenty of intriguing opportunities for this Fund.  During the six month period ended September 30, 2013, the Fund continued to find out-of-favor investment opportunities in basic material names such United States Steel Corp. (X) and Freeport-McMoran Copper & Gold, Inc. (FCX).  The Fund is also focusing on a few turnaround situations that are under the radar of mainstream investors like Aegean Marine Petroleum Network, Inc. (ANW). The top holdings in the Fund at the end of September included Sirius XM Radio, Inc. (SIRI), A. H. Belo Corp. (AHC), Chesapeake Energy Corp. (CHK), DryShips, Inc. (DRYS), HyperDynamics Corp. (HDY), Cliffs Natural Resources, Inc. (CLF), Jos. A Bank Clothiers, Inc.  (JOSB), Aegean Marine Petroleum Network, Inc. (ANW), Freeport-McMoran Copper & Gold, Inc. (FCX), and Taiwan Semiconductor Manufacturing Co. Ltd. (TSM).

In conclusion, we remain encouraged by the fundamental investment opportunities surrounding the Hodges Mutual Funds.  By offering distinct mutual fund strategies that cover all major segments of the domestic equity market, we have the opportunity to serve the diversification needs of most financial advisors and individual investors.  Our entire investment team of portfolio managers, analysts, and senior trader are working diligently by studying companies, meeting with management teams, observing trends, and

Hodges Mutual Funds

attempting to navigate through the daily noise surrounding today’s financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Don Hodges	Craig Hodges
Co-Portfolio Manager	Co-Portfolio Manager

Eric Marshall	Gary Bradshaw
Co-Portfolio Manager	Co-Portfolio Manager

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may also be invested in companies that demonstrate special situations or turnarounds, meaning that have experienced significant business challenges but are believed to have favorable prospects for recovery.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, no investment advice.

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Hodges Mutual Funds

Diversification does not assure a profit nor protect against loss in a declining market.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of funds with similar invest objectives.  The highest percentile rank is 1 and the lowest is 100.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

The S&P 500® Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. The Russell 3000® Index is a stock index consisting of the 3000 largest publically listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.

Dividend Yield – A financial ratio that shows how much a company pays out in dividends each year relative to its share price.

30 Day SEC Yield – A standardized calculation of the most recent 30-day period that reflects the dividends and interest earned during the period.

Correlation – A measure of how two securities move in relation to each other.

Price-Earnings Ratio - P/E Ratio – A valuation ratio of a company’s current share price compared to its per-share earnings.

Forward P/E – A valuation ratio of a company’s projected share price compared to its projected per-share earnings.

Forward Earnings Yield – A financial ratio that shows projected per-share earnings over the projected market price per share.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2013 (Unaudited)

(as a percentage of net assets)

Hodges Fund

*  Cash equivalents and other assets less liabilities.

Hodges Small Cap Fund

*  Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2013 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Blue Chip 25 Fund

*  Cash equivalents and other assets less liabilities.

Hodges Equity Income Fund

*  Cash equivalents and other assets less liabilities.

Hodges Mutual Funds

SECTOR ALLOCATION At September 30, 2013 (Unaudited) (Continued)

(as a percentage of net assets)

Hodges Pure Contrarian Fund

*  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLES For the Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/13 – 9/30/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, currently a $15 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2013 (Unaudited) (Continued)

30 calendar days after you purchase them for the Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Classes of the Hodges Fund and Hodges Small Cap Fund. An Individual Retirement Account (“IRA”) will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2013 (Unaudited) (Continued)

Hodges Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/13	Value 9/30/13	4/1/13 – 9/30/131
Retail Class Actual	$1,000	$1,206.60	$7.47
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018.30	$6.83
Institutional Class Actual	$1,000	$1,207.80	$5.92
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019.70	$5.42

1
Expenses are equal to the Hodges Fund’s expense ratio for the most recent six month period of 1.35% for the Retail Class shares, and 1.07% for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Small Cap Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/13	Value 9/30/13	4/1/13 – 9/30/132
Retail Class Actual	$1,000	$1,149.10	$7.27
Retail Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,018.30	$6.83
Institutional Class Actual	$1,000	$1,151.20	$5.66
Institutional Class
Hypothetical (5% annual
return before expenses)	$1,000	$1,019.80	$5.32

2
Expenses are equal to the Hodges Small Cap Fund’s expense ratio for the most recent six month period of 1.35% (fee recoupments in effect) for the Retail Class shares, and 1.05% (fee recoupments in effect) for the Institutional Class shares, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2013 (Unaudited) (Continued)

Hodges Blue Chip 25 Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/13	Value 9/30/13	4/1/13 – 9/30/133
Actual	$1,000	$1,123.70	$6.92
Hypothetical (5% annual
return before expenses)	$1,000	$1,018.55	$6.58

3
Expenses are equal to the Hodges Blue Chip 25 Fund’s expense ratio for the most recent six month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Equity Income Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/13	Value 9/30/13	4/1/13 – 9/30/134
Actual	$1,000	$1,012.00	$6.56
Hypothetical (5% annual
return before expenses)	$1,000	$1,018.55	$6.58

4
Expenses are equal to the Hodges Equity Income Fund’s expense ratio for the most recent six month period of 1.30% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Pure Contrarian Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 4/1/13	Value 9/30/13	4/1/13 –9/30/135
Actual	$1,000	$1,161.10	$7.58
Hypothetical (5% annual
return before expenses)	$1,000	$1,018.05	$7.08

5
Expenses are equal to the Hodges Pure Contrarian Fund’s expense ratio for the most recent six month period of 1.40% (fee and expense waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 79.6%

Air Transportation: 8.1%
605,000	Delta Air
	Lines, Inc.	$14,271,950
255,000	United
	Continental
	Holdings, Inc.*	7,831,050
		22,103,000
Apparel Manufacturing: 0.8%
120,000	Costa, Inc.*1	2,282,400

Basic Materials Manufacturing: 4.9%
100,000	Eagle Materials, Inc.	7,255,000
50,000	Encore Wire Corp.	1,972,000
200,000	United States
	Steel Corp.	4,118,000
		13,345,000
Broadcasting: 1.8%
1,300,000	Sirius XM
	Radio, Inc.	5,031,000

Building Materials: 1.1%
262,900	The Dixie
	Group, Inc.*	2,928,706

Computer & Electronic Products: 4.5%
50,000	EMC Corp.	1,278,000
300,000	Micron
	Technology, Inc.*	5,241,000
350,000	Taiwan
	Semiconductor
	Manufacturing
	Co. Ltd. - ADR	5,936,000
		12,455,000
Depository Credit Intermediation: 1.8%
150,000	Legg Mason, Inc.	5,016,000

Food Services: 5.6%
1,295,000	Luby’s, Inc.*1,2	9,298,100
160,000	Rocky Mountain
	Chocolate
	Factory, Inc.	1,936,000
55,000	Starbucks Corp.	4,233,350
		15,467,450
General Manufacturing: 0.4%
100,000	The Female
	Health Co.	987,000

Internet Services: 3.7%
200,000	Facebook, Inc.*	10,048,000

Medical Equipment Manufacturing: 3.4%
800,000	Boston Scientific
	Corp.*	9,392,000

Mining, Oil & Gas Extraction: 18.6%
100,000	Atwood
	Oceanics, Inc.*	5,504,000
100,000	Chesapeake
	Energy Corp.	2,588,000
575,000	Cliffs Natural
	Resources, Inc.	11,787,500
25,000	Ensco PLC	1,343,750
286,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	9,460,880
150,000	Halliburton Co.	7,222,500
262,500	Hyperdynamics
	Corp.*	1,160,250
128,415	Jones Energy, Inc.*	2,107,290
600,700	Matador
	Resources Co.*	9,809,431
		50,983,601

Motor Vehicle Manufacturing: 5.8%
300,000	Ford Motor Co.	5,061,000
45,000	Polaris
	Industries, Inc.	5,813,100
40,000	Toyota Motor
	Corp. - ADR	5,121,200
		15,995,300
Pharmaceuticals: 2.5%
75,000	Jazz Pharmaceuticals
	PLC*	6,897,750

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 79.6% (Continued)

Publishing Industries: 5.4%
1,100,000	A.H. Belo Corp. -
	Class A1	$8,635,000
500,000	The New York
	Times Co.*	6,285,000
		14,920,000
Retail Trade: 3.4%
125,000	Michael Kors
	Holdings Ltd.*	9,315,000

Transportation Equipment: 7.8%
95,000	The Boeing Co.	11,162,500
300,000	DryShips, Inc.*	1,062,000
200,000	Trinity Industries,
	Inc.	9,070,000
		21,294,500
TOTAL COMMON STOCKS
(Cost $190,053,924)		218,461,707
PARTNERSHIPS & TRUSTS: 8.0%
Land Ownership & Leasing: 8.0%
259,659	Texas Pacific
	Land Trust1,2	21,948,975
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		21,948,975

SHORT-TERM INVESTMENTS: 11.5%
Money Market Funds: 11.5%
10,633,228	Fidelity Money
	Market Portfolio -
	Select Class,
	0.01%3	10,633,228
20,970,219	Invesco Short-Term
	Portfolio -
	Institutional Class,
	0.02%3	20,970,219
		31,603,447
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,603,447)		31,603,447
TOTAL INVESTMENTS
IN SECURITIES: 99.1%
(Cost $229,392,219)		272,014,129
Other Assets in Excess
of Liabilities: 0.9%		2,543,201
TOTAL NET ASSETS: 100.0%		$274,557,330

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2013, the total market value of the investments considered illiquid was $7,419,927 or 2.7% of total net assets.
3	Seven-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 89.9%

Advertising & Public Relations: 1.2%
72,604	Millennial
	Media, Inc.*	$513,311
440,000	National
	CineMedia, Inc.	8,298,400
		8,811,711
Air Transportation: 5.9%
130,000	Bristow Group, Inc.	9,458,800
285,000	Controladora
	Vuela Cia De
	Aviacion SAB
	de CV - ADR*	4,132,500
400,000	Spirit Airlines, Inc.*	13,708,000
800,000	U.S. Airways
	Group, Inc.*	15,168,000
		42,467,300
Apparel Manufacturing: 2.4%
350,000	Costa, Inc.*1	6,657,000
200,000	G-III Apparel
	Group Ltd.*	10,918,000
		17,575,000
Automotive Retail: 3.7%
160,000	America’s
	Car-Mart, Inc.*	7,217,600
100,000	Group 1
	Automotive, Inc.	7,768,000
160,000	Lithia Motors, Inc.	11,673,600
		26,659,200
Basic Materials Manufacturing: 8.7%
400,000	Commercial
	Metals Co.	6,780,000
110,000	Eagle Materials, Inc.	7,980,500
270,000	Encore Wire Corp.	10,648,800
350,000	Forestar Group, Inc.*	7,535,500
300,000	KapStone Paper &
	Packaging Corp.	12,840,000
225,000	U.S. Silica
	Holdings, Inc.	5,602,500
540,000	United States
	Steel Corp.	11,118,600
		62,505,900
Broadcasting: 1.5%
150,000	Nexstar
	Broadcasting
	Group, Inc. -
	Class A	6,675,750
125,000	Sinclair Broadcast
	Group, Inc. -
	Class A	4,190,000
		10,865,750
Computer & Electronic Products: 3.1%
260,000	Diodes, Inc.*	6,370,000
131,100	FARO
	Technologies, Inc.*	5,528,487
550,000	Kulicke & Soffa
	Industries, Inc.*	6,352,500
300,000	LifeLock, Inc.*	4,449,000
		22,699,987
Construction: 1.2%
330,000	Primoris Services
	Corp.	8,405,100

Depository Credit Intermediation: 4.4%
440,000	Hilltop Holdings,
	Inc.*	8,140,000
150,000	Texas Capital
	BancShares, Inc.*	6,895,500
350,000	ViewPoint Financial
	Group, Inc.	7,234,500
800,000	Wisdomtree
	Investments, Inc.*	9,288,000
		31,558,000
Electrical Equipment Manufacturing: 1.8%
185,000	Greatbatch, Inc.*	6,295,550
85,000	Littelfuse, Inc.	6,648,700
		12,944,250

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 89.9% (Continued)

Employment Services: 1.6%
54,911	On Assignment,
	Inc.*	$1,812,063
260,000	Team Health
	Holdings, Inc.*	9,864,400
		11,676,463
Food & Beverage Manufacturing: 3.3%
290,000	John Bean
	Technologies Corp.	7,215,200
700,000	Pilgrim’s Pride
	Corp.*	11,753,000
250,000	WhiteWave
	Foods Co.*	4,992,500
		23,960,700
Food & Beverage Products: 2.7%
860,000	Boulder
	Brands, Inc.*	13,794,400
275,000	Darling
	International, Inc.*	5,819,000
		19,613,400
Food Services: 7.0%
240,000	AFC Enterprises,
	Inc.*	10,461,600
250,000	Brinker
	International, Inc.	10,132,500
135,000	Cracker Barrel Old
	Country Store, Inc.	13,937,400
478,000	Del Friscos
	Restaurant
	Group, Inc.*	9,641,260
850,000	Luby’s, Inc.*1,2	6,103,000
		50,275,760
Freight Transportation: 1.7%
400,000	Saia, Inc.*	12,472,000

Furniture Manufacturing: 1.2%
500,000	Steelcase, Inc.	8,310,000

General Manufacturing: 1.9%
200,000	Curtiss-Wright Corp.	9,392,000
280,200	Zep, Inc.	4,556,052
		13,948,052
Health Care Services Pharmacy: 0.4%
300,000	BioScrip, Inc.*	2,634,000

Hotels, Restaurants & Leisure: 1.3%
135,000	Vail Resorts, Inc.	9,366,300

Household Goods: 2.6%
190,000	Helen of Troy Ltd.*	8,398,000
160,000	Spectrum Brands
	Holdings, Inc.	10,534,400
		18,932,400
Internet Services: 1.4%
448,000	Points
	International Ltd.*	10,353,280

Machinery: 1.8%
100,000	Alamo Group, Inc.	4,891,000
400,000	Manitowoc, Inc.	7,832,000
		12,723,000
Media: 1.8%
500,000	Pandora Media,
	Inc.*	12,565,000

Mining, Oil & Gas Extraction: 11.5%
200,000	Athlon Energy, Inc.*	6,540,000
130,000	Atwood
	Oceanics, Inc.*	7,155,200
210,000	Bonanza Creek
	Energy, Inc.*	10,134,600
450,000	Comstock
	Resources, Inc.	7,159,500
210,000	EPL Oil & Gas, Inc.*	7,793,100
1,700,000	Hercules Offshore,
	Inc.*	12,529,000
80,000	LinnCo., LLC	2,334,400
1,050,000	Matador Resources
	Co.*	17,146,500
245,000	Oasis Petroleum,
	Inc.*	12,036,850
		82,829,150
Nondepository Credit Intermediation: 1.7%
220,000	Nationstar Mortgage
	Holdings, Inc.*	12,370,600

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 89.9% (Continued)

Petroleum Products: 1.7%
1,000,000	Aegean
	Marine Petroleum
	Network, Inc.	$11,860,000

Pharmaceuticals: 2.0%
300,000	Pacira
	Pharmaceuticals,
	Inc.*	14,427,000

Retail Trade: 4.8%
250,000	CST Brands, Inc.	7,450,000
140,000	Jos. A. Bank
	Clothiers, Inc.*	6,154,400
500,000	Shoe Carnival, Inc.	13,505,000
140,500	Susser Holdings
	Corp.*	7,467,575
		34,576,975
Transportation Equipment: 2.5%
390,000	Trinity Industries,
	Inc.	17,686,500

Transportation & Warehousing: 3.1%
768,126	Baltic Trading Ltd.	3,756,136
1,000,000	Diana Shipping,
	Inc.*	12,070,000
80,000	Kirby Corp.*	6,924,000
		22,750,136
TOTAL COMMON STOCKS
(Cost $506,838,946)		647,822,914
PARTNERSHIPS & TRUSTS: 6.0%
Land Ownership & Leasing: 1.6%
131,482	Texas Pacific
	Land Trust1	11,114,173
Real Estate Investment Trusts: 4.4%
1,600,000	FelCor Lodging
	Trust, Inc.*	9,856,000
300,000	The GEO
	Group, Inc.	9,975,000
1,000,000	Medical Properties
	Trust, Inc.	12,170,000
		32,001,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $34,457,672)		43,115,173
SHORT-TERM INVESTMENTS: 2.9%
Money Market Fund: 2.9%
20,933,071	Fidelity Money
	Market Portfolio -
	Select Class,
	0.01%3	20,933,071
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,933,071)		20,933,071
TOTAL INVESTMENTS
IN SECURITIES: 98.8%
(Cost $562,229,689)		711,871,158
Other Assets in Excess of
Liabilities: 1.2%		8,515,603
TOTAL NET ASSETS: 100.0%		$720,386,761

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2013, the total market value of the investments considered illiquid were $2,991,619 or 0.4% of total net assets.
3	Seven-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 82.0%

Basic Materials Manufacturing: 3.7%
15,000	United States
	Steel Corp.	$308,850

Conglomerates: 5.7%
20,000	General Electric Co.	477,800

Depository Credit Intermediation: 2.8%
5,100	Texas Capital
	BancShares, Inc.*	234,447

Food & Beverage Products: 4.4%
4,000	The Hershey Co.	370,000

Household Products: 4.6%
5,500	Estee Lauder Cos, Inc.	384,450

Media: 4.3%
6,000	DIRECTV*	358,500

Mining, Oil & Gas Extraction: 15.7%
3,200	Continental
	Resources, Inc.*	343,232
11,000	Halliburton Co.	529,650
4,000	National Oilwell
	Varco, Inc.	312,440
2,750	Transocean Ltd.	122,375
		1,307,697
Motor Vehicle Manufacturing: 8.5%
2,500	Polaris Industries, Inc.	322,950
3,000	Toyota Motor
	Corp. - ADR	384,090
		707,040
Petroleum Products: 2.2%
1,500	Chevron Corp.	182,250

Pharmaceuticals: 4.1%
4,000	Johnson & Johnson	346,760

Retail Trade: 8.8%
4,800	The Home Depot, Inc.	364,080
5,000	Wal-Mart Stores, Inc.	369,800
		733,880
Transportation Equipment: 17.2%
7,000	The Boeing Co.	822,500
2,200	Cummins, Inc.	292,314
2,500	Lockheed Martin
	Corp.	318,875
		1,433,689
TOTAL COMMON STOCKS
(Cost $5,764,046)		6,845,363
PARTNERSHIPS & TRUSTS: 5.1%
Land Ownership & Leasing: 5.1%
5,000	Texas Pacific Land
	Trust1	422,650
TOTAL PARTNERSHIPS & TRUSTS
(Cost $169,793)		422,650
SHORT-TERM INVESTMENTS: 8.2%
Money Market Funds: 8.2%
312,501	Fidelity Money
	Market Portfolio -
	Select Class, 0.01%2	312,501
372,409	Invesco Short-Term
	Portfolio -
	Institutional
	Class, 0.02%2	372,409
		684,910
TOTAL SHORT-TERM INVESTMENTS
(Cost $684,910)		684,910
TOTAL INVESTMENTS
IN SECURITIES: 95.3%
(Cost $6,618,749)		7,952,923
Other Assets in Excess
of Liabilities: 4.7%		389,289
TOTAL NET ASSETS: 100.0%		$8,342,212

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	Seven-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 87.8%

Advertising & Public Relations: 2.5%
25,000	National
	CineMedia, Inc.	$471,500

Computer & Electronic Products: 7.5%
3,000	International
	Business Machines
	Corp.	555,540
50,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	848,000
		1,403,540
Conglomerates: 3.7%
29,000	General Electric Co.	692,810

Consumer, Non-Durable: 4.0%
10,000	Procter &
	Gamble Co.	755,900

Food & Beverage Products: 7.1%
18,000	The Coca-Cola Co.	681,840
5,000	Kraft Foods
	Group, Inc.	262,200
5,000	PepsiCo, Inc.	397,500
		1,341,540
Food Services: 7.3%
10,000	Cracker Barrel
	Old Country
	Store, Inc.	1,032,400
7,500	Darden
	Restaurants, Inc.	347,175
		1,379,575
Mining, Oil & Gas Extraction: 7.3%
3,000	Diamond Offshore
	Drilling, Inc.	186,960
18,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	595,440
8,000	Targa Resources
	Corp.	583,680
		1,366,080
Motor Vehicle Manufacturing: 2.7%
30,000	Ford Motor Co.	506,100

Petroleum Products: 7.5%
3,500	Chevron Corp.	425,250
6,000	Exxon Mobil Corp.	516,240
11,000	HollyFrontier Corp.	463,210
		1,404,700
Pharmaceuticals: 12.1%
8,000	AbbVie, Inc.	357,840
10,000	Eli Lilly & Co.	503,300
8,000	Johnson & Johnson	693,520
15,000	Merck & Co., Inc.	714,150
		2,268,810
Retail Trade: 4.8%
5,000	The Home
	Depot, Inc.	379,250
7,000	Wal-Mart
	Stores, Inc.	517,720
		896,970
Software Publishers: 2.6%
15,000	Microsoft Corp.	499,650

Telecommunications: 6.4%
15,000	AT&T, Inc.	507,300
15,000	Verizon
	Communications,
	Inc.	699,900
		1,207,200
Transportation Equipment: 8.4%
8,000	The Boeing Co.	940,000
5,000	Lockheed
	Martin Corp.	637,750
		1,577,750
Utilities: 3.9%
16,000	CenterPoint
	Energy, Inc.	383,520
5,333	Duke Energy Corp.	356,138
		739,658
TOTAL COMMON STOCKS
(Cost $13,160,937)		16,511,783

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) (Continued)

Shares		Value

PARTNERSHIPS & TRUSTS: 11.4%

Real Estate Investment Trusts: 11.4%
12,712	Corrections
	Corporation of
	America	$439,200
17,005	The GEO Group, Inc.	565,416
20,000	Medical Properties
	Trust, Inc.	243,400
20,000	Mesabi Trust	438,000
13,000	Ryman Hospitality
	Properties, Inc.	448,630
		2,134,646
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,284,200)		2,134,646

SHORT-TERM INVESTMENTS: 0.9%
Money Market Fund: 0.9%
176,883	Fidelity Money
	Market Portfolio -
	Select Class,
	0.01%1	176,883
TOTAL SHORT-TERM INVESTMENTS
(Cost $176,883)		176,883
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $15,622,020)		18,823,312
Liabilities in Excess of
Other Assets: (0.1)%		(18,087)
TOTAL NET ASSETS: 100.0%		$18,805,225

ADR - American Depositary Receipt
1	Seven-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS: 96.3%

Advertising & Public Relations: 3.6%
20,000	National
	CineMedia, Inc.	$377,200

Basic Materials Manufacturing: 1.5%
7,500	United States
	Steel Corp.	154,425

Broadcasting: 8.6%
230,000	Sirius XM Radio, Inc.	890,100

Computer & Electronic Products: 6.9%
272,379	Intrusion, Inc.*1,2	285,998
25,000	Taiwan
	Semiconductor
	Manufacturing Co.
	Ltd. - ADR	424,000
		709,998
Food & Beverage Manufacturing: 4.1%
5,000	Pilgrim’s Pride Corp.*	83,950
12,000	Tyson Foods, Inc.	339,360
		423,310
Food Services: 4.4%
52,000	Luby’s, Inc.*1	373,360
120,000	U-Swirl, Inc.*	82,800
		456,160
Medical Equipment Manufacturing: 4.0%
35,000	Boston Scientific
	Corp.*	410,900

Mining, Oil & Gas Extraction: 24.1%
25,000	Chesapeake
	Energy Corp.	647,000
30,000	Cliffs Natural
	Resources, Inc.	615,000
13,000	Freeport-McMoRan
	Copper &
	Gold, Inc.	430,040
140,000	Hyperdynamics
	Corp.*	618,800
4,000	Transocean Ltd.	178,000
		2,488,840
Petroleum Products: 8.0%
40,000	Aegean Marine
	Petroleum
	Network, Inc.	474,400
1,000	Anadarko
	Petroleum Corp.	92,990
15,000	Encana Corp.	259,950
		827,340
Publishing Industries: 7.8%
102,500	A.H. Belo Corp. -
	Class A1	804,625

Retail Trade: 10.4%
250,000	Joe’s Jeans, Inc.*	267,500
12,500	Jos. A. Bank
	Clothiers, Inc.*	549,500
17,000	Zale Corp.*	258,400
		1,075,400
Telecommunications: 3.7%
125,000	Crown Media
	Holdings, Inc. -
	Class A*	385,000

Transportation & Warehousing: 9.2%
80,000	AMR Corp.*	328,800
175,000	DryShips, Inc.*	619,500
		948,300
TOTAL COMMON STOCKS
(Cost $9,083,051)		9,951,598
PARTNERSHIPS & TRUSTS: 3.0%
Real Estate Investment Trust: 3.0%
50,000	FelCor Lodging
	Trust, Inc.*	308,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $307,390)		308,000

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENTS: 0.1%

Money Market Fund: 0.1%
10,750	Fidelity Money
Market Portfolio -
Select Class,
0.01%3	$10,750
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,750)	10,750
TOTAL INVESTMENTS
IN SECURITIES: 99.4%
(Cost $9,401,191)	10,270,348
Other Assets in Excess
of Liabilities: 0.6%	63,985
TOTAL NET ASSETS: 100.0%	$10,334,333

*	Non-income producing security.
ADR - American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of September 30, 2013, the total market value of the investments considered illiquid was $160,682 or 1.6% of total net assets.
3	Seven-day yield as of September 30, 2013.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2013 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund

ASSETS
Investments in unaffiliated securities, at value
(Cost $208,195,571 and $545,404,062,
respectively) (Note 2)	$229,849,654	$687,996,985
Investments in securities of affiliated issuers, at value
(Cost $21,196,648 and $16,825,627, respectively) (Note 6)	42,164,475	23,874,173
Total investments, at value
(Cost $229,392,219 and $562,229,689, respectively)	272,014,129	711,871,158
Receivables:
Investment securities sold	11,989,224	17,932,063
Fund shares sold	440,597	2,937,021
Dividends and interest	15,773	205,589
Prepaid expenses	44,350	93,314
Total assets	284,504,073	733,039,145

LIABILITIES
Payables:
Investment securities purchased	8,504,477	10,968,066
Fund shares redeemed	1,007,585	763,897
Investment advisory fees, net	175,347	485,092
Administrative fees	26,180	51,103
Custody fees	1,271	1,595
Distribution fees	157,753	366,349
Fund accounting fees	12,205	10,025
Transfer agent fees	21,635	2,190
Chief Compliance Officer fees	1,558	300
Trustee fees	1,332	3,500
Other accrued expenses	37,400	267
Total liabilities	9,946,743	12,652,384
NET ASSETS	$274,557,330	$720,386,761

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2013 (Unaudited) (Continued)

	Hodges	Hodges Small
	Fund	Cap Fund

COMPONENTS OF NET ASSETS
Paid-in capital	$334,774,875	$550,064,807
Accumulated net investment loss	(158,531)	(1,919,924)
Accumulated net realized gain (loss)
on investments and options	(102,680,924)	22,600,409
Net unrealized appreciation on investments and options	42,621,910	149,641,469
Net assets	$274,557,330	$720,386,761

COMPUTATION OF NET ASSET VALUE
Net Asset Value
(unlimited shares authorized)
Retail Shares:
Net assets	$271,760,718	$645,605,991
Shares of beneficial interest issued and outstanding	8,428,946	37,067,406
Net asset value, offering and redemption price per share	$32.24	$17.42
Net Asset Value
(unlimited shares authorized)
Institutional Shares:
Net assets	$2,796,612	$74,780,770
Shares of beneficial interest issued and outstanding	85,921	4,216,422
Net asset value, offering and redemption price per share	$32.55	$17.74

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2013 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

ASSETS
Investments in unaffiliated securities,
at value (Cost $6,448,956, $15,622,020
and $8,464,369, respectively) (Note 2)	$7,530,273	$18,823,312	$8,806,365
Investments in securities of affiliated issuers,
at value (Cost $169,793, $0 and $936,822,
respectively) (Note 6)	422,650	—	1,463,983
Total investments, at value
(Cost $6,618,749, $15,622,020 and
$9,401,191, respectively)	7,952,923	18,823,312	10,270,348
Receivables:
Investment securities sold	372,161	—	—
Fund shares sold	16,058	22,189	69,050
Dividends and interest	3,810	33,604	2
Due from advisor, net	707	—	—
Prepaid expenses	25,438	28,278	26,140
Total assets	8,371,097	18,907,383	10,365,540

LIABILITIES
Payables:
Distribution to shareholders	—	16,888	—
Fund shares redeemed	—	36,413	—
Investment advisory fees, net	—	6,930	1,444
Administrative fees	644	2,260	680
Custody fees	971	1,373	1,020
Distribution fees	5,145	12,017	5,932
Fund accounting fees	490	1,955	1,325
Transfer agent fees	2,714	3,875	3,142
Chief Compliance Officer fees	3,161	2,974	3,137
Trustee fees	1,256	1,225	1,176
Other accrued expenses	14,504	16,248	13,351
Total liabilities	28,885	102,158	31,207
NET ASSETS	$8,342,212	$18,805,225	$10,334,333

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2013 (Unaudited) (Continued)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

COMPONENTS OF NET ASSETS
Paid-in capital	$6,028,912	$15,329,950	$7,689,535
Accumulated net
investment income (loss)	7,488	4,077	(12,424)
Accumulated net realized
gain on investments and options	971,638	269,906	1,788,065
Net unrealized appreciation
on investments and options	1,334,174	3,201,292	869,157
Net assets	$8,342,212	$18,805,225	$10,334,333

COMPUTATION OF NET ASSET VALUE
Net Asset Value
(unlimited shares authorized)
Net assets	$8,342,212	$18,805,225	$10,334,333
Shares of beneficial interest
issued and outstanding	566,830	1,347,507	660,742
Net asset value, offering and
redemption price per share	$14.72	$13.96	$15.64

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2013 (Unaudited)

	Hodges	Hodges Small
	Fund	Cap Fund

INVESTMENT INCOME
Income
Dividends from unaffiliated investments (net of
$27,310 and $0 foreign withholding tax, respectively)	$719,033	$2,336,559
Dividends from affiliated investments (Note 6)	149,200	—
Interest	1,688	4,126
Total investment income	869,921	2,340,685

EXPENSES (Note 3)
Investment advisory fees	851,559	2,498,131
Distribution fees - Retail Shares	249,593	661,895
Transfer agent fees - Retail Shares	104,312	249,881
Transfer agent fees - Institutional Shares	215	5,347
Administration fees	60,280	156,864
Registration fees	20,371	63,587
Fund accounting fees	17,526	51,034
Reports to shareholders	14,222	22,738
Audit fees	13,499	11,099
Miscellaneous expenses	5,924	12,710
Custody fees	4,360	11,147
Chief Compliance Officer fees	3,229	4,511
Trustee fees	3,084	3,637
Legal fees	1,833	2,026
Insurance expense	969	1,456
Total expenses	1,350,976	3,756,063
Prior year fees recouped by Advisor	—	134,201
Net expenses	1,350,976	3,890,264
Net investment loss	(481,055)	(1,549,579)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain on unaffiliated investments and options	16,316,128	14,377,869
Net realized gain on affiliated investments (Note 6)	3,481,717	206,363
Change in net unrealized appreciation
on investments and options	16,732,202	71,494,012
Net realized and unrealized gain	36,530,047	86,078,244
Net increase in net assets
resulting from operations	$36,048,992	$84,528,665

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2013 (Unaudited)

	Hodges Blue	Hodges Equity	Hodges Pure
	Chip 25 Fund	Income Fund	Contrarian Fund

INVESTMENT INCOME
Income
Dividends from unaffiliated investments
(net of $271, $5,011 and $1,726 foreign
withholding tax, respectively)	$58,003	$422,099	$55,958
Dividends from affiliated
investments (Note 6)	—	—	13,600
Interest	45	4,068	39
Total investment income	58,048	426,167	69,597

EXPENSES (Note 3)
Investment advisory fees	24,637	62,054	38,834
Audit fees	11,411	11,411	11,411
Transfer agent fees	10,043	14,711	10,314
Distribution fees	9,476	23,867	11,422
Registration fees	8,710	9,573	8,462
Chief Compliance Officer fees	3,273	3,273	3,273
Custody fees	2,417	2,429	2,832
Trustee fees	2,155	2,198	2,085
Miscellaneous expenses	1,898	1,942	1,905
Administration fees	1,895	4,773	2,284
Legal fees	1,822	2,704	2,014
Fund accounting fees	1,313	3,142	2,273
Reports to shareholders	891	1,221	589
Insurance expense	808	802	793
Interest expense	—	206	—
Total expenses	80,749	144,306	98,491
Less: fees waived	(31,474)	(20,199)	(34,530)
Net expenses	49,275	124,107	63,961
Net investment income	8,773	302,060	5,636

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on
unaffiliated investments	413,705	8,536	886,648
Change in net unrealized
appreciation (depreciation)
on investments	448,311	(113,949)	476,095
Net realized and
unrealized gain (loss)	862,016	(105,413)	1,362,743
Net increase in net assets
resulting from operations	$870,789	$196,647	$1,368,379

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(481,055)	$381,651
Net realized gain on unaffiliated
investments and options	16,316,128	13,415,517
Net realized gain on affiliated investments	3,481,717	4,371,964
Net realized loss on written options	—	(31,420)
Change in net unrealized appreciation on
investment and options	16,732,202	9,031,010
Net increase in net assets
resulting from operations	36,048,992	27,168,722

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	—	—
Institutional Shares	—	—
	—	—
From net realized gain:
Retail Shares	—	—
Institutional Shares	—	—
	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares - Retail Shares(1)	93,921,983	(32,929,585)
Net increase (decrease) in net assets derived
from net change in outstanding
shares - Institutional Shares(1)	2,578,000	(1,031,705)
Total increase (decrease) in net assets
from capital share transactions	96,499,983	(33,961,290)
Total increase (decrease) in net assets	132,548,975	(6,792,568)

NET ASSETS
Beginning of period/year	142,008,355	148,800,923
End of period/year	$274,557,330	$142,008,355
Undistributed (Accumulated) net
investment income (loss)	$(158,531)	$322,524

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)   Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Retail Shares
Shares sold	4,010,558	$120,219,869	300,904	$7,171,530
Shares redeemed(2)	(892,689)	(26,297,886)	(1,816,694)	(40,101,115)
Net increase (decrease)	3,117,869	$93,921,983	(1,515,790)	$(32,929,585)
(2) Net of redemption fees of $69,240 and $457, respectively.
Institutional Shares
Shares sold	82,181	$2,578,000	—	$—
Shares redeemed	—	—	(45,836)	(1,031,705)
Net increase (decrease)	82,181	$2,578,000	(45,836)	$(1,031,705)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,549,579)	$509,801
Net realized gain on unaffiliated
investments and options	14,377,869	10,561,120
Net realized gain on affiliated investments	206,363	20,212
Net realized loss on written options	—	(95,984)
Change in net unrealized appreciation
on investment and options	71,494,012	55,196,503
Net increase in net assets
resulting from operations	84,528,665	66,191,652

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Shares	—	(571,147)
Institutional Shares	—	(64,747)
	—	(635,894)
From net realized gain:
Retail Shares	—	(6,314,823)
Institutional Shares	—	(559,825)
	—	(6,874,648)
Total distributions to shareholders	—	(7,510,542)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares - Retail Shares(1)	146,923,614	240,909,928
Net increase in net assets derived from net change
in outstanding shares - Institutional Shares(1)	26,031,858	15,647,138
Total increase in net assets
from capital share transactions	172,955,472	256,557,066
Total increase in net assets	257,484,137	315,238,176

NET ASSETS
Beginning of period/year	462,902,624	147,664,448
End of period/year	$720,386,761	$462,902,624
Accumulated net investment loss	$(1,919,924)	$(370,345)

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)  Summary of capital share transactions is as follows:
	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Retail Shares
Shares sold	12,944,336	$207,075,446	21,575,909	$289,342,157
Shares issued
in reinvestment
of distributions	—	—	530,880	6,578,607
Shares redeemed(2)	(3,772,871)	(60,151,832)	(4,143,129)	(55,010,836)
Net increase	9,171,465	$146,923,614	17,963,660	$240,909,928

(2)  Net of redemption fees of $12,044 and $16,358, respectively.

Institutional Shares
Shares sold	1,814,444	$29,230,892	1,330,182	$18,219,421
Shares issued
in reinvestment
of distributions	—	—	49,336	621,730
Shares redeemed(3)	(194,461)	(3,199,034)	(235,811)	(3,194,013)
Net increase	1,619,983	$26,031,858	1,143,707	$15,647,138

(3)   Net of redemption fees of $787 and $541, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$8,773	$49,112
Net realized gain on
unaffiliated investments	413,705	663,774
Change in net unrealized
appreciation on investment	448,311	118,776
Net increase in net assets
resulting from operations	870,789	831,662

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(59,429)
From net realized gain	—	(112,373)
Total distributions to shareholders	—	(171,802)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	838,161	(201,076)
Total increase in net assets	1,708,950	458,784

NET ASSETS
Beginning of period/year	6,633,262	6,174,478
End of period/year	$8,342,212	$6,633,262
Undistributed (Accumulated) net
investment income (loss)	$7,488	$(1,285)

(1)  Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	72,677	$1,011,706	55,316	$669,172
Shares issued
in reinvestment
of distributions	—	—	13,834	159,540
Shares redeemed(2)	(12,310)	(173,545)	(85,887)	(1,029,788)
Net increase (decrease)	60,367	$838,161	(16,737)	$(201,076)

(2)   Net of redemption fees of $12 and $22, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$302,060	$448,208
Net realized gain on
unaffiliated investments	8,536	394,330
Change in net unrealized
appreciation (depreciation) on investment	(113,949)	1,231,323
Net increase in net assets
resulting from operations	196,647	2,073,861

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(297,983)	(449,021)
From net realized gain	—	(267,404)
Total distributions to shareholders	(297,983)	(716,425)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(1)	1,369,500	(116,340)
Total increase in net assets	1,268,164	1,241,096

NET ASSETS
Beginning of period/year	17,537,061	16,295,965
End of period/year	$18,805,225	$17,537,061
Undistributed net investment income	$4,077	$—

(1)   Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	199,837	$2,836,922	226,163	$2,961,301
Shares issued
in reinvestment
of distributions	18,560	258,885	47,849	613,764
Shares redeemed(2)	(122,284)	(1,726,307)	(286,063)	(3,691,405)
Net increase (decrease)	96,113	$1,369,500	(12,051)	$(116,340)

(2)   Net of redemption fees of $882 and $234, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$5,636	$(10,321)
Net realized gain on
unaffiliated investments	886,648	1,398,367
Net realized gain on affiliated investments	—	50,422
Change in net unrealized
appreciation (depreciation) on investment	476,095	(290,352)
Net increase in net assets
resulting from operations	1,368,379	1,148,116

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(2,169)
From net realized gain	—	(303,375)
Total distributions to shareholders	—	(305,544)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	606,672	(169,615)
Total increase in net assets	1,975,051	672,957

NET ASSETS
Beginning of period/year	8,359,282	7,686,325
End of period/year	$10,334,333	$8,359,282
Accumulated net investment loss	$(12,424)	$(18,060)

(1)   Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	67,551	$1,002,335	96,156	$1,244,157
Shares issued
in reinvestment
of distributions	—	—	26,555	296,434
Shares redeemed(2)	(27,286)	(395,663)	(152,579)	(1,710,206)
Net increase (decrease)	40,265	$606,672	(29,868)	$(169,615)

(2)   Net of redemption fees of $36 and $135, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2013
	(Unaudited)		2013	2012	2011	2010	2009
Retail Shares
Net asset value, beginning
of period/year	$26.72		$21.64	$23.51	$19.97	$11.23	$24.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.07	)*	0.06 *	(0.10)*	(0.12)*	(0.07)*	(0.01)
Net realized and
unrealized gain (loss)
on investments	5.58		5.02	(1.77)	3.66	8.80	(13.22)
Total from
investment operations	5.51		5.08	(1.87)	3.54	8.73	(13.23)

LESS DISTRIBUTIONS:
From net realized gain	—		—	—	—	—	(0.16)
Paid-in capital from
redemption fees
(Note 2)	0.01		0.00 **	0.00 **	0.00 **	0.01	0.01
Net asset value,
end of period/year	$32.24		$26.72	$21.64	$23.51	$19.97	$11.23
Total return	20.66	%^	23.48%	(7.95)%	17.73%	77.83%	(53.78)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$271.8		$141.9	$147.7	$307.1	$414.5	$242.7
Portfolio turnover rate	55	%^	60%	51%	64%	90%	80%

RATIOS:
Ratio of expenses to
average net assets	1.35	%+	1.43%	1.49%	1.40%	1.37%	1.37%
Ratio of net investment
income (loss) to
average net assets	(0.48	)%+	0.28%	(0.45)%	(0.57)%	(0.42)%	(0.04)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months						December 12,
	Ended						2008*
	September 30,		Year Ended March 31,				through
	2013						March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Institutional Shares
Net asset value, beginning
of period/year	$26.95		$21.81	$23.63	$20.01	$11.23	$13.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.03	)**	0.20 **	(0.02)**	0.05 **	(0.03)**	0.02
Net realized and
unrealized gain (loss)
on investments	5.63		4.94	(1.80)	3.57	8.81	(2.16)
Total from
investment operations	5.60		5.14	(1.82)	3.62	8.78	(2.14)
Net asset value,
end of period/year	$32.55		$26.95	$21.81	$23.63	$20.01	$11.23
Total return	20.78	%^	23.57%	(7.70)%	18.09%	78.18%	(16.01	)%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$2.8		$0.1	$1.1	$1.2	$7.7	$0.05
Portfolio turnover rate	55	%^	60%	51%	64%	90%	80	%^

RATIOS:
Ratio of expenses to
average net assets	1.06	%+	1.14%	1.18%	1.04%	1.06%	1.04	%+
Ratio of net investment
income (loss) to
average net assets	(0.19	)%+	0.95%	(0.09)%	0.27%	(0.18)%	0.29	%+

*	Share Class commencement of operations.
**	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2013
	(Unaudited)		2013	2012	2011	2010	2009
Retail Shares
Net asset value, beginning
of period/year	$15.16		$12.95	$12.58	$9.37	$4.87	$9.49

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.05	)*	0.02 *	(0.11)*	(0.09)*	(0.06)*	(0.01)
Net realized and
unrealized gain (loss)
on investments	2.31		2.55	1.14	3.50	4.56	(4.61)
Total from
investment operations	2.26		2.57	1.03	3.41	4.50	(4.62)

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	—	—	—	—
From net realized gain	—		(0.33)	(0.66)	(0.20)	—	—
Total distributions	—		(0.36)	(0.66)	(0.20)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value,
end of period/year	$17.42		$15.16	$12.95	$12.58	$9.37	$4.87
Total return	14.91	%^	20.40%	8.90%	36.76%	92.40%	(48.68)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$645.6		$422.9	$128.6	$67.8	$35.5	$15.9
Portfolio turnover rate	34	%^	69%	88%	109%	102%	109%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and
expenses absorbed	1.31	%+	1.38%	1.47%	1.56%	2.01%	2.14%
After fees recouped and
expenses absorbed	1.36	%+	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and
expenses absorbed	(0.51	)%+	0.20%	(0.97)%	(0.98)%	(1.42)%	(0.87)%
After fees recouped and
expenses absorbed	(0.56	)%+	0.18%	(0.90)%	(0.82)%	(0.81)%	(0.13)%

*	Calculated using the average shares outstanding method.
**	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year (Continued)

	Six Months						December 12,
	Ended						2008*
	September 30,		Year Ended March 31,				through
	2013						March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Institutional Shares
Net asset value, beginning
of period/year	$15.41		$13.12	$12.70	$9.38	$4.87	$5.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.02	)**	0.05 **	(0.08)**	(0.04)**	(0.05)**	(0.00	)**
Net realized and
unrealized gain (loss)
on investments	2.35		2.60	1.16	3.56	4.56	(0.58)
Total from
investment operations	2.33		2.65	1.08	3.52	4.51	(0.58)

LESS DISTRIBUTIONS:
From investment income	—		(0.03)	—	—	—	—
From net realized gain	—		(0.33)	(0.66)	(0.20)	—	—
Total distributions	—		(0.36)	(0.66)	(0.20)	—	—
Paid-in capital
from redemption
fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$17.74		$15.41	$13.12	$12.70	$9.38	$4.87
Total return	15.12	%^	20.79%	9.22%	37.90%	92.61%	(10.64	)%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$74.8		$40.0	$19.1	$2.6	$0.3	$0.07
Portfolio turnover rate	34	%^	69%	88%	109%	102%	109	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and
expenses absorbed	0.99	%+	1.04%	1.15%	1.30%	1.76%	1.89	%+
After fees recouped and
expenses absorbed	1.03	%+	1.07%	1.15%	1.15%	1.15%	1.15	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and
expenses absorbed	(0.19	)%+	0.41%	(0.64)%	(0.54)%	(1.22)%	(0.62	%)+
After fees recouped and
expenses absorbed	(0.23	)%+	0.38%	(0.64)%	(0.39)%	(0.61)%	0.12	%+

*	Share Class commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Blue Chip 25 Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months					September 10,
	Ended					2009*
	September 30,		Year Ended March 31,			through
	2013					March 31,
	(Unaudited)		2013	2012	2011	2010
Net asset value, beginning
of period/year	$13.10		$11.80	$11.28	$10.73	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	**	0.09 **	0.08 **	0.04 **	0.01	**
Net realized and unrealized
gain on investments	1.60		1.56	0.52	0.87	0.72
Total from
investment operations	1.62		1.65	0.60	0.91	0.73

LESS DISTRIBUTIONS:
From net investment income	—		(0.12)	(0.08)	(0.03)	—
From net realized gain	—		(0.23)	—	(0.33)	—
Total distributions	—		(0.35)	(0.08)	(0.36)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value,
end of period/year	$14.72		$13.10	$11.80	$11.28	$10.73
Total return	12.37	%^	14.36%	5.37%	8.73%	7.30	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$8.3		$6.6	$6.2	$6.4	$4.9
Portfolio turnover rate	34	%^	46%	53%	46%	31	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.13	%+	2.47%	2.51%	2.50%	5.01	%+
After fees waived and
expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.60	)%+	(0.38)%	(0.50)%	(0.79)%	(3.62	)%+
After fees waived and
expenses absorbed	0.23	%+	0.79%	0.71%	0.41%	0.09	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months					September 10,
	Ended					2009*
	September 30,		Year Ended March 31,			through
	2013					March 31,
	(Unaudited)		2013	2012	2011	2010
Net asset value, beginning
of period/year	$14.01		$12.90	$12.21	$10.93	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	**	0.36 **	0.31 **	0.32 **	0.20	**
Net realized and unrealized
gain (loss) on investments	(0.05)		1.34	0.80	1.45	0.88
Total from
investment operations	0.17		1.70	1.11	1.77	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.37)	(0.30)	(0.31)	(0.15)
From net realized gain	—		(0.22)	(0.12)	(0.18)	—
Total distributions	(0.22)		(0.59)	(0.42)	(0.49)	(0.15)
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00 ***	0.00 ***	0.00 ***	0.00	***
Net asset value, end
of period/year	$13.96		$14.01	$12.90	$12.21	$10.93
Total return	1.20	%^	13.64%	9.31%	16.69%	10.75	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$18.8		$17.5	$16.3	$11.5	$5.4
Portfolio turnover rate	11	%^	49%	30%	34%	33	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.51	%+	1.68%	1.76%	2.11%	4.96	%+
After fees waived and
expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.95	%+	2.43%	2.07%	2.06%	(0.30	)%+
After fees waived and
expenses absorbed	3.16	%+	2.81%	2.53%	2.87%	3.36	%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Pure Contrarian Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months						September 10,
	Ended						2009*
	September 30,		Year Ended March 31,				through
	2013						March 31,
	(Unaudited)		2013		2012	2011	2010
Net asset value, beginning
of period/year	$13.47		$11.82		$13.60	$11.84	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.01	**	(0.02	)**	(0.06)**	(0.12)**	(0.04	)**
Net realized and unrealized
gain (loss) on investments	2.16		2.23		(1.52)	2.03	1.88
Total from
investment operations	2.17		2.21		(1.58)	1.91	1.84

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	)***	—	—	—
From net realized gain	—		(0.56)		(0.20)	(0.15)	—
Total distributions	—		(0.56)		(0.20)	(0.15)	—
Paid-in capital from
redemption fees (Note 2)	0.00	***	0.00	***	0.00 ***	0.00 ***	—
Net asset value, end
of period/year	$15.64		$13.47		$11.82	$13.60	$11.84
Total return	16.11	%^	19.75%		(11.38)%	16.24%	18.40	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$10.3		$8.4		$7.7	$10.1	$7.5
Portfolio turnover rate	73	%^	126%		69%	91%	29	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.16	%+	2.54%		2.33%	2.16%	4.48	%+
After fees waived and
expenses absorbed	1.40	%+	1.40%		1.40%	1.40%	1.40	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.63	)%+	(1.29)%		(1.42)%	(1.70)%	(3.72	)%+
After fees waived and
expenses absorbed	0.13	%+	(0.15)%		(0.49)%	(0.94)%	(0.64	)%+

*	Commencement of operations.
**	Calculated using the average shares outstanding method.
***	Amount is less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund (each a “Fund” and collectively the “Funds”) are series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Equity Income Fund are diversified and the Hodges Pure Contrarian Fund is non-diversified. The Hodges Fund commenced operations on October 9, 1992.  The Hodges Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on October 9, 1992 and Institutional Shares commenced operations on December 12, 2008. The Hodges Small Cap Fund commenced operations on December 18, 2007.  The Hodges Small Cap Fund currently offers two classes of shares: Retail Shares and Institutional Shares.  Retail Shares commenced operation on December 18, 2007 and Institutional Shares commenced operations on December 12, 2008.  The Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund commenced operations on September 10, 2009 and offer a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund and Hodges Pure Contrarian Fund is long-term capital appreciation.  The investment objective of the Hodges Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available, or if the closing price doesn’t represent fair value, are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

calculated without regard to such considerations. As of September 30, 2013, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds record transfers at the end of each reporting period. The following are summaries of the inputs used to value the Funds’ net assets as of September 30, 2013. See the Schedules of Investments for industry breakouts:

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$218,461,707	$—	$—	$218,461,707
Partnerships & Trusts	21,948,975	—	—	21,948,975
Short-Term
Investments	31,603,447	—	—	31,603,447
Total Investments
in Securities	$272,014,129	$—	$—	$272,014,129

Hodges Small Cap Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$647,822,914	$—	$—	$647,822,914
Partnerships & Trusts	43,115,173	—	—	43,115,173
Short-Term
Investments	20,933,071	—	—	20,933,071
Total Investments
in Securities	$711,871,158	$—	$—	$711,871,158

Hodges Blue Chip 25 Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,845,363	$—	$—	$6,845,363
Partnerships & Trusts	422,650	—	—	422,650
Short-Term
Investments	684,910	—	—	684,910
Total Investments
in Securities	$7,952,923	$—	$—	$7,952,923

Hodges Equity Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$16,511,783	$—	$—	$16,511,783
Partnerships & Trusts	2,134,646	—	—	2,134,646
Short-Term
Investments	176,883	—	—	176,883
Total Investments
in Securities	$18,823,312	$—	$—	$18,823,312

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Pure Contrarian Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,665,600	$285,998	$—	$9,951,598
Partnerships & Trusts	308,000	—	—	308,000
Short-Term
Investments	10,750	—	—	10,750
Total Investments
in Securities	$9,984,350	$285,998	$—	$10,270,348

The Funds did not have transfers into or out of Levels 1, 2, or 3 during the six months ended September 30, 2013.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.  At September 30, 2013, no derivatives were held by the Funds.

Statement of Operations
The effect of Derivative Instruments on the Statement of Operations for the six months ended September 30, 2013:

Hodges Fund
Change in Unrealized
Appreciation
	Location of Gain	Realized Gain	(Depreciation)
Derivative	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Instruments	Recognized in Income	Recognized in Income	in Income
Equity	Realized and Unrealized
Contracts	Gain (Loss) on
	Investments and Options	$(682,527)	$70,236

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.
As of March 31, 2013, the Funds deferred, on a tax basis, post-October losses of:

Hodges Fund	$—
Hodges Small Cap Fund	—
Hodges Blue Chip 25 Fund	16,500
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	—

At March 31, 2013, the Funds deferred, on a tax basis, late year losses, which will be recognized in the following year:

Hodges Fund	$—
Hodges Small Cap Fund	370,345
Hodges Blue Chip 25 Fund	1,285
Hodges Equity Income Fund	—
Hodges Pure Contrarian Fund	18,060

The Hodges Small Cap Fund had deferred straddle losses of $104,225 at March 31, 2013.
For the year ended March 31, 2013, the Funds had the following capital loss carryovers available for federal income tax purposes:

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

	Expiring March 31,
	2018	2019
Hodges Fund	$118,374,548	$4,036,303
Hodges Small Cap Fund	—	—
Hodges Blue Chip 25 Fund	—	—
Hodges Equity Income Fund	—	—
Hodges Pure Contrarian Fund	—	—

As of September 30, 2013, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and State of Massachusetts. As of September 30, 2013 the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund are normally declared and paid on an annual basis.  Distributions to shareholders from net investment income for the Hodges Equity Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.	Options Contracts. The Funds may purchase call options on securities and indices. As the holder of a call option, each Fund has the right to

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Funds may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized.  If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  Each Fund may write (sell) covered put and call options on securities, security indices and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. As of September 30, 2013, the Funds held no options.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Hodges Fund Retail Class, Hodges Small Cap Fund Retail Class, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund and Hodges Pure Contrarian Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 30 calendar days after purchase.  The Institutional Classes of the Hodges Fund and Hodges Small Cap Fund charge a redemption fee equal to 1% of the net amount of redemption if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

K.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1,

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under respective Investment Advisory Agreements (the “Agreements”).  Under the Agreements, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Hodges Small Cap Fund, and Hodges Pure Contrarian Fund, and 0.65% for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund, based upon the average daily net assets of each Fund.  For the six months ended September 30, 2013, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund incurred $851,559, $2,498,131, $24,637, $62,054 and $38,834, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to limit Fund expenses as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Small Cap Fund – Retail Shares	1.40%
Hodges Small Cap Fund – Institutional Shares	1.15%
Hodges Blue Chip 25 Fund	1.30%
Hodges Equity Income Fund	1.30%
Hodges Pure Contrarian Fund	1.40%

Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  For the six months ended September 30, 2013, the Advisor recouped $134,201 in fees for the Hodges Small Cap Fund. For

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

the six months ended September 30, 2013, the Advisor waived $31,474, $20,199, and $34,530 in fees for the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, respectively.

At September 30, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund that may be recouped was $239,132, $203,035, and $261,568, respectively.  The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31,	March 31,	March 31,	March 31,
	2014	2015	2016	2017
Hodges Blue Chip 25 Fund	$64,413	$70,330	$72,915	$31,474
Hodges Equity Income Fund	$61,796	$60,863	$60,177	$20,199
Hodges Pure Contrarian Fund	$70,510	$75,394	$81,134	$34,530

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended September 30, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund’s Retail Shares may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund.  The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders.  Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2013 are disclosed in the Statements of Operations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

For the six months ended September 30, 2013, First Dallas Securities, an affiliate of the Advisor, received $262,750, $563,555, $2,250, $4,245, and $29,247 in brokerage commissions with respect to the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund’s portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2013, are as follows:

	Purchases	Sales
Hodges Fund	$170,814,662	$98,957,153
Hodges Small Cap Fund	346,769,786	189,990,267
Hodges Blue Chip 25 Fund	2,442,516	2,585,798
Hodges Equity Income Fund	3,702,504	2,016,103
Hodges Pure Contrarian Fund	7,476,889	6,479,380

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2013 and the year ended March 31, 2013 for each Fund was as follows:

Hodges Small Cap Fund
	September 30, 2013	March 31, 2013
Distributions paid from:
Long-term capital gain*	$—	$6,874,648
Ordinary income	$—	$635,894

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
Hodges Blue Chip Fund
	September 30, 2013	March 31, 2013
Distributions paid from:
Long-term capital gain*	$—	$75,532
Ordinary income	$—	$96,270

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Equity Income Fund
	September 30, 2013	March 31, 2013
Distributions paid from:
Long-term capital gain*	$—	$264,676
Ordinary income	$297,983	$451,749

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Hodges Pure Contrarian Fund
	September 30, 2013	March 31, 2013
Distributions paid from:
Long-term capital gain*	$—	$160,958
Ordinary income	$—	$144,586

* Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

For the six months ended September 30, 2013 and year ended March 31, 2013, there were no distributions for the Hodges Fund.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Cost of investments (a)	$110,537,273	$385,702,748
Gross tax unrealized appreciation	39,223,769	87,412,798
Gross tax unrealized depreciation	(13,401,979)	(9,451,424)
Net tax unrealized appreciation	$25,821,790	$77,961,374

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Cost of investments (a)	$5,891,555	$14,096,514
Gross tax unrealized appreciation	1,147,157	3,411,175
Gross tax unrealized depreciation	(261,294)	(95,934)
Net tax unrealized appreciation	$(885,863)	$3,315,241

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Pure
Contrarian Fund
Cost of investments (a)	$7,635,975
Gross tax unrealized appreciation	1,125,364
Gross tax unrealized depreciation	(732,302)
Net tax unrealized appreciation	$393,062

(a) Because tax adjustments are calculated annually, the above tables reflect the tax adjustments at each Fund’s previous fiscal year-end.

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

		Hodges
	Hodges Fund	Small Cap Fund
Net tax unrealized appreciation	$25,821,790	$77,961,374
Undistributed ordinary income	322,524	—
Undistributed long-term capital gain	—	8,306,485
Total distributable earnings	322,524	8,306,485
Other accumulated loss	(122,410,851)	(474,570)
Total accumulated gain/(loss)	$(96,266,537)	$85,793,289

	Hodges Blue	Hodges Equity
	Chip 25 Fund	Income Fund
Net tax unrealized appreciation	$885,863	$3,315,241
Undistributed ordinary income	—	—
Undistributed long-term capital gain	574,433	261,370
Total distributable earnings	574,433	261,370
Other accumulated loss	(17,785)	—
Total accumulated gain/(loss)	$1,442,511	$3,576,611

	Hodges Pure
	Contrarian Fund
Net tax unrealized appreciation	$393,062
Undistributed ordinary income	331,960
Undistributed long-term capital gain	569,457
Total distributable earnings	901,417
Other accumulated loss	(18,060)
Total accumulated gain/(loss)	$1,276,419

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Funds and the Advisor.  For the six months ended September 30, 2013, the Funds had the following transactions with affiliated companies:

Hodges Fund

As of September 30, 2013, the market value of all securities of affiliated companies held in the Hodges Fund amounted to $42,164,475 representing 15.4% of net assets.

				Share
	Share			Balance			Value
	Balance			September	Realized		September
	March 31,			30,	Gain	Dividend	30,	Acquisition
	2013	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.H. Belo
Corp. –
Class A	1,020,000	80,000	—	1,100,000	$—	$149,200	$8,635,000	$3,373,382
A.T. Cross
Co./Costa,
Inc.(a)	324,600	15,000	219,600	120,000	$3,481,717	$—	$2,282,400	$412,411
Luby’s,
Inc.	1,295,000	—	—	1,295,000	$—	$—	$9,298,100	$9,676,007
Texas
Pacific
Land Trust	259,659	—	—	259,659	$—	$—	$21,948,975	$7,734,848
Total							$42,164,475	$21,196,648

(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Small Cap Fund

As of September 30, 2013, the market value of all securities of affiliated companies held in the Hodges Small Cap Fund amounted to $23,874,173, representing 3.3% of net assets.

				Share
	Share			Balance			Value
	Balance			September	Realized		September
	March 31,			30,	Gain	Dividend	30,	Acquisition
	2013	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.T. Cross
Co./Costa,
Inc.(a)	340,400	35,500	25,900	350,000	$206,363	$—	$6,657,000	$3,828,860
Luby’s, Inc	540,600	309,400	—	850,000	$—	$—	$6,103,000	$6,495,100
Texas
Pacific
Land Trust	110,000	21,482	—	131,482	$—	$—	$11,114,173	$6,501,667
Total							$23,874,173	$16,825,627

(a) A.T. Cross Co. changed its name to Costa, Inc. effective September 25, 2013.

Hodges Blue Chip 25 Fund

As of September 30, 2013, the market value of all securities of affiliated companies held in the Hodges Blue Chip 25 Fund amounted to $422,650, representing 5.1% of net assets.

				Share
	Share			Balance			Value
	Balance			September	Realized		September
	March 31,			30,	Gain	Dividend	30,	Acquisition
	2013	Purchases	Sales	2013	(Loss)	Income	2013	Cost
Texas
Pacific
Land Trust	5,000	—	—	5,000	$—	$—	$422,650	$169,793
Total							$422,650	$169,793

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2013 (Unaudited) (Continued)

Hodges Pure Contrarian Fund

As of September 30, 2013, the market value of all securities of affiliated companies held in the Hodges Pure Contrarian Fund amounted to $1,463,983 representing 14.2% of net assets.

				Share
	Share			Balance			Value
	Balance			September	Realized		September
	March 31,			30,	Gain	Dividend	30,	Acquisition
	2013	Purchases	Sales	2013	(Loss)	Income	2013	Cost
A.H. Belo
Corp. –
Class A	70,000	32,500	—	102,500	$—	$13,600	$804,625	$507,805
Instrusion,
Inc.	217,379	55,000	—	272,379	$—	$—	$285,998	$179,999
Luby’s, Inc.	52,000	—	—	52,000	$—	$—	$373,360	$249,018
Total							$1,463,983	$936,822

Hodges Equity Income Fund

As of September 30, 2013, the Hodges Equity Income Fund did not hold any securities in affiliated companies.

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum lines of credit as of September 30, 2013, for the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund are $14,000,000, $40,000,000, $600,000, $1,500,000, and $700,000, respectively. For the six months ended September 30, 2013, the average interest rate on the outstanding principal amount was 3.25%.  Advances are not collateralized by a first lien against each Fund’s assets.  During the six months ended September 30, 2013, the Hodges Equity Income Fund had an outstanding average daily loan balance of $5,817. The average daily loan balance is determined by using the days each Fund had an outstanding balance. The maximum amount outstanding during the six months ended September 30, 2013, was $218,000 for the Hodges Equity Income Fund. Interest expense for the six months ended September 30, 2013, amounted to $206 for the Hodges Equity Income Fund. During the six months ended September 30, 2013, the Hodges Fund, Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, and Hodges Pure Contrarian Fund did not utilize their lines of credit. At September 30, 2013, none of the Funds had a loan payable balance.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

HODGES FUND
HODGES SMALL CAP FUND
HODGES BLUE CHIP 25 FUND
HODGES EQUITY INCOME FUND
HODGES PURE CONTRARIAN FUND

At a meeting held on August 13 and 14, 2013, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements for the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”) with Hodges Capital Management, Inc. (the “Advisor”) for another annual term.  At this meeting, and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.
2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered the short-term and long-term performances, it placed greater emphasis on the longer-term performances.

For the Hodges Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year and ten-year time periods, and significantly underperformed its peer group median for the three-year and five-year time periods.

For the Hodges Small Cap Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year, three-year, and five-year time periods.

For the Hodges Blue Chip 25 Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year time period and underperformed its peer group median for the three-year time period.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Equity Income Fund, the Board noted that the Fund outperformed its peer group median for the three-year time period and underperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operating.

For the Hodges Pure Contrarian Fund, the Board noted that the Fund outperformed its peer group median for the one-year time period, but significantly underperformed for the three-year time period.  The Board took into consideration the short period of time the Fund had been operating.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds, as well as any expense waivers and reimbursements available for the Funds.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Hodges Fund, the Trustees noted that the Fund’s advisory fee and the net expense ratio were slightly above its peer group median.  The Board noted that the Advisor had no contractual agreement to waive and/or reimburse Fund expenses to a certain level, but also noted that the Fund’s expense ratio had decreased as assets have risen.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares and 1.15% for the Class I shares.  The Trustees noted that the Fund’s advisory fee and net expense ratio were slightly above its peer group median.

For the Hodges Blue Chip 25 Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class R shares.  The Trustees noted that the Fund’s advisory fee was below its peer group median, and the net expense ratio was in line with the peer group median.

For the Hodges Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.30% for the Class R shares.  The Trustees noted that the Fund’s advisory fee was below its peer group median and the net expense ratio was in line with the peer group median.

For the Hodges Pure Contrarian Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for the Class R shares.  The Trustees noted that the Fund’s advisory fee and the net expense ratio were below its peer group median.

The Trustees noted that the Advisor does not replicate any of the Funds’ investment styles in separately managed accounts. The Board concluded that the fees paid to the Advisor with respect to the Hodges Fund, the Hodges Small Cap Fund and the Hodges Equity Income Fund were fair and reasonable in light of the superior long-term comparative performance and expense and advisory fee information.  The Board concluded that the fees paid to the Advisor for the Hodges Blue Chip 25 Fund and the Hodges Pure Contrarian Fund were not unreasonable in light of the comparative expense and advisory fee information.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grew.  In this regard, the Board noted that the Hodges Fund’s expense ratio has come down as the Fund’s assets have grown.  Regarding the other four Funds, the Board noted that the Advisor has contractually agreed to reduce its

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

advisory fees or reimburse expenses so that each Fund does not exceed a specified expense limitation.  The Board concluded that there were no additional effective economies of scale to be shared with the Funds at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Trustees also discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars.”  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224 and on the Funds’ website at www.hodgesfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 811-0224 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FUND	Retail Class	Institutional Class
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES BLUE CHIP 25 FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A
HODGES EQUITY INCOME FUND
Ticker Symbol	HDPEX	N/A
CUSIP	742935166	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A

Hodges Mutual Funds
www.hodgesfunds.com
(866) 811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
(888) 878-4426
www.hodgescapital.com

Custodian	Transfer Agent
U.S. BANK, N.A.	U.S. BANCORP FUND SERVICES, LLC
1555 N. RiverCenter Drive,	P.O. Box 701
Suite 302	Milwaukee, Wisconsin 53201-0701
Milwaukee, Wisconsin 53212	(866) 811-0224

Distributor	Independent Registered
QUASAR DISTRIBUTORS, LLC	Public Accounting Firm
615 East Michigan Street	TAIT, WELLER & BAKER LLP
Milwaukee, Wisconsin 53202	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     December 3, 2013

By (Signature and Title)*)                  /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     December 3, 2013

* Print the name and title of each signing officer under his or her signature.